ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jun. 26, 2021
Payables and Accruals [Abstract]
Note 14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14. ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

As of June 26, 2021 and June 27, 2020, accounts payable and accrued liabilities consist of the following:

	2021	2020

Accounts Payable	$35,064,380	$55,658,731
Accrued Liabilities	11,470,700	10,513,204
Other Accrued Liabilities	10,603,703	10,455,783

Total Accounts Payable and Accrued Liabilities	$57,138,783	$76,627,718